                        [Letterhead of Perkins Coie LLP]

                                 April 29, 2005

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.

Washington, D.C.  20549

      RE:    CSQ HOLDING COMPANY REGISTRATION STATEMENT ON FORM S-4

Gentlemen and Ladies:

      On behalf of CSQ Holding Company, a Delaware corporation (the "Company"), transmitted herewith for filing with the Securities and Exchange Commission (the "SEC"), via EDGAR, is the Company's Registration Statement on Form S-4 (the "Form S-4").

      On February 28, 2005, the Company, Quinton Cardiology Systems, Inc., a Delaware corporation ("Quinton"), Cardiac Science, Inc., a Delaware corporation ("Cardiac Science"), Heart Acquisition Corporation, a Delaware corporation and wholly-owned subsidiary of Newco ("Cardiac Science Merger Sub"), and Rhythm Acquisition Corporation, a Delaware corporation and wholly-owned subsidiary of Newco ("Quinton Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement"). In accordance with the Merger Agreement, Quinton Merger Sub will merge with and into Quinton, which in turn will merge with and into the Company, and Cardiac Science Merger Sub will merge with and into Cardiac Science, which will become a wholly-owned subsidiary of the Company (the "Mergers"). Pursuant to the Merger Agreement, each issued and outstanding share of Quinton common stock will be exchanged for 0.77184895 shares of the Company's common stock and each issued and outstanding share of Cardiac Science common stock will be exchanged for 0.10 shares of the Company's common stock. The Company was formed by Quinton and Cardiac Science in order to effect the Mergers. The Company proposes to register the offer and issuance of its shares common stock in the Mergers on the Form S-4. Both Quinton and Cardiac Science are S-3 eligible registrants.

Securities and Exchange Commission
April 29, 2005
Page 2

      In accordance with the instructions set forth in Instructions for Filing Fees, Rule 3a of the SEC's Informal and Other Procedures, $22,477.05 has been wired to the SEC's U.S. Treasury-designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania in payment of the registration fee.

      If you have any questions regarding this filing, please contact the undersigned at (206) 359-3793.

                                      Very truly yours,

                                      /s/ Eric DeJong

                                      Eric DeJong

cc: John Hinson and Michael Matysik, Quinton Cardiology Systems, Inc. Raymond Cohen and Roderick de Greef, Cardiac Science, Inc.
      Shivbir S. Grewal, Stradling Yocca Carlson & Rauth